UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia      November 6, 2007
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $296,050 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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

		             TITLE OF	           VALUE X   PRN        SH/ PUT/ INVST  OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000)  AMT        PUT CALL DISCR  MANAGERS              SOLE     SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
A S V Inc		     COM	001963107  1,311     94,000	SH	 SOLE	02 03 04 05 06 07     94,000
Alcan Inc		     COM	13716105   78,921    793,500	SH	 SOLE	01 02 03 04 05 06 07  793,500
Angiotech Pharmaceuticals In COM	034918102  941	     151,000	SH	 SOLE	02 03 04 05 06 07     151,000
Avanir Pharmaceuticals	     CL A NEW	05348P401  213	     100,000	SH	 SOLE	02 03 04 05 06 07     100,000
Avaya Inc		     COM	053499109  6,742     400,000	SH	 SOLE	01 02 03 04 05 06 07  400,000
Brookfield Homes Corp	     COM	112723101  2,212     120,000	SH	 SOLE	02 03 04 05 06 07     120,000
Build A Bear Workshop	     COM	120076104  1,606     91,000	SH	 SOLE	02 03 04 05 06 07     91,000
Business Objects S A	     SPONS ADR	12328X107  6,916     155,100	SH	 SOLE	01 02 03 04 05 06 07  155,100
Catalina Marketing Corp	     COM	148867104  3,219     100,000	SH	 SOLE	01 02 03 04 05 06 07  100,000
Corus Bankshares Inc	     COM	220873103  1,164     90,000	SH	 SOLE	02 03 04 05 06 07     90,000
East Penn Finl Corp	     COM	274287101  703	     50,000	SH	 SOLE	01 02 03 04 05 06 07  50,000
Encore Wire Corp	     COM	292562105  1,186     47,500	SH	 SOLE	02 03 04 05 06 07     47,500
Gateway Inc		     COM	367626108  21,225    11,360,700	SH	 SOLE	01 02 03 04 05 06 07  11,360,700
Home Solutions Amer Inc	     COM	437355100  640	     190,000	SH	 SOLE	02 03 04 05 06 07     190,000
Huntsman Corp		     COM	447011107  9,214     350,000	SH	 SOLE	01 02 03 04 05 06 07  350,000
Image Entmt Inc		     COM NEW	452439201  853	     200,000	SH	 SOLE	01 02 03 04 05 06 07  200,000
IPC Hldgs Ltd		     ORD	G4933P101  7,411     258,500	SH	 SOLE	02 03 04 05 06 07     258,500
iShares Silver Trust	     ISHARES	46428Q109  28,809    212,297	SH	 SOLE	01 02 03 04 05 06 07  212,297
Johnson & Johnson	     COM	478160104  3,702     56,700	SH	 SOLE	02 03 04 05 06 07     56,700
Kellwood Co		     COM	488044108  847	     50,000	SH	 SOLE	02 03 04 05 06 07     50,000
Kraft Foods Inc		     CL A	50075N104  18,927    551,900	SH	 SOLE	01 02 03 04 05 06 07  551,900
LA Z BOY Inc		     COM	505336107  807	     110,000	SH	 SOLE	02 03 04 05 06 07     110,000
Level 3 Communications Inc   COM	52729N100  1,386     300,000	SH	 SOLE	02 03 04 05 06 07     300,000
Lyondell Chemical Co	     COM	552078107  18,424    400,000	SH	 SOLE	01 02 03 04 05 06 07  400,000
Manor Care Inc New	     COM	564055101  6,400     100,000	SH	 SOLE	01 02 03 04 05 06 07  100,000
Mattel Inc		     COM	577081102  6,558     281,300	SH	 SOLE	02 03 04 05 06 07     281,300
Merck & Co Inc		     COM	589331107  1,854     36,100	SH	 SOLE	02 03 04 05 06 07     36,100
Montpelier Re Holdings Ltd   SHS	G62185106  14,641    832,400	SH	 SOLE	02 03 04 05 06 07     832,400
Nutri Sys Inc New	     COM	67069D108  1,398     30,000	SH	 SOLE	02 03 04 05 06 07     30,000
Odyssey Re Hldgs Corp	     COM	67612W108  2,970     80,550	SH	 SOLE	02 03 04 05 06 07     80,550
Partnerre Ltd		     COM	G6852T105  9,066     115,500	SH	 SOLE	02 03 04 05 06 07     115,500
Pfizer Inc		     COM	717081103  3,741     154,100	SH	 SOLE	02 03 04 05 06 07     154,100
Sirenza Microdevices Inc     COM	82966T106  25,344    1,475,000	SH	 SOLE	01 02 03 04 05 06 07  1,475,000
Stewart W P & Co Ltd	     COM	G84922106  1,747     177,200	SH	 SOLE	02 03 04 05 06 07     177,200
Syntax Brillian Corp	     COM	87163L103  849	     210,000	SH	 SOLE	02 03 04 05 06 07     210,000
True Religion Apparel Inc    COM	89784N104  1,574     90,000	SH	 SOLE	02 03 04 05 06 07     90,000
Uranerz Energy Corporation   COM	91688T104  795	     200,000	SH	 SOLE	01 02 03 04 05 06 07  200,000
Zoltek Cos Inc		     COM	98975W104  1,734     40,000	SH	 SOLE	02 03 04 05 06 07     40,000
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